Fidelity (logo) Investments®||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR LLC 82 Devonshire Street Boston MA 02109-3614 617 563 7000

January 12, 2009

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Commonwealth Trust II (the trust):
Fidelity Strategic Advisers Value Fund (the fund)
File Nos. (333-139428) and (811-21990)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Stephen Fisher
Stephen Fisher
Secretary